SCUDDER
                                                                     INVESTMENTS



Income Funds I

Scudder High Yield Fund

Scudder U.S. Government Securities Fund

Supplement to Prospectus Dated January 1, 2001
as revised May 29, 2001

CLASS I SHARES
--------------------------------------------------------------------------------


The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

Performance

The following table shows how the funds' Class I Shares' returns over different periods average out. For context, the table has a broad-based market index (which, unlike the fund, have no fees or expenses). All figures in this section assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Average Annual Total Returns -- Class I shares
--------------------------------------------------------------------------------

For periods ended                                                    Inception
December 31, 1999              1 Year      5 Years    Life of Class   of Class
--------------------------------------------------------------------------------
Scudder High Yield Fund        2.60%        9.33%        9.35%        12/29/94
--------------------------------------------------------------------------------
Salomon Brothers Long-Term
High Yield Bond Index*          0.27        12.46      12.46**          --
--------------------------------------------------------------------------------

* The Salomon Brothers Long-Term High Yield Bond Index is on a total return basis and is comprised of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc.

** For the period of 12/31/94 through 12/31/99.


--------------------------------------------------------------------------------
Average Annual Total Returns -- Class I shares
--------------------------------------------------------------------------------
For periods ended                                                  Inception
December 31, 1999                 1 Year        Life of Class       of Class
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                   0.57%            5.83%             7/3/95
--------------------------------------------------------------------------------
Salomon Brothers
30-Year GNMA Index*                1.99           5.91**              --
--------------------------------------------------------------------------------

* The Salomon Brothers 30-Year GNMA Index is unmanaged, is on a total-return basis with all dividends reinvested and is comprised of GNMA 30-year pass throughs of single family and graduated payment mortgages. In order for a GNMA coupon to be included in the index, it must have at least $200 million of outstanding coupon product.

** For the period of 6/30/95 through 12/31/99.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, paid directly from your investment.

                                     Maximum
                   Maximum Sales    Contingent      Maximum Sales
                   Charge (Load)  Deferred Sales    Charge (Load)
                     Imposed on    Charge (Load)     Imposed on
                     Purchases         (% of         Reinvested
                   (% of offering   redemption       Dividends/
                       price)        proceeds)      Distributions    Redemption Fee      Exchange Fee
----------------------------------------------------------------------------------------------------------
Scudder High
Yield Fund              None           None             None              None               None
----------------------------------------------------------------------------------------------------------
Scudder U.S.
Government
Securities Fund         None           None             None              None               None
----------------------------------------------------------------------------------------------------------

Annual operating expenses, deducted from fund assets.

                                        Distribution/                     Total Annual
                           Management      Service                       Fund Operating
                               Fee       (12b-1) Fees   Other Expenses*     Expenses
-----------------------------------------------------------------------------------------
Scudder High Yield Fund       0.53%          None            0.10%           0.63%
-----------------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund               0.41%          None            0.10%           0.51%
-----------------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Example

The example shown below is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
Example                        1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder High Yield Fund           $64         $202         $351          $786
--------------------------------------------------------------------------------
Scudder U.S. Government
Securities Fund                   $52         $164         $285          $640
--------------------------------------------------------------------------------

Financial Highlights

Scudder High Yield Fund -- Class I

--------------------------------------------------------------------------------
Year ended September 30,              2000      1999     1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                            $7.22     $7.68    $8.50     $8.23   $8.01
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income             .80(a)    .82(a)   .76(a)       .78     .78
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       (.90)     (.48)    (.78)       .31     .23
--------------------------------------------------------------------------------
  Total from investment operations   (.10)       .34    (.02)      1.09    1.01
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income              (.79)     (.80)    (.80)     (.82)   (.79)
--------------------------------------------------------------------------------
Total distributions                  (.79)     (.80)    (.80)     (.82)   (.79)
--------------------------------------------------------------------------------
Net asset value, end of period       $6.33     $7.22    $7.68     $8.50   $8.23
--------------------------------------------------------------------------------
Total return (%)                    (1.60)      4.36    (.66)     13.96   13.32
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                            12        15       17        35      31
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .64       .62      .60       .62     .61
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .63       .62      .60       .62     .61
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                           11.40     10.49     9.38      9.44    9.72
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             52        67       92        91     102
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

Scudder U.S. Government Securities Fund-- Class I

--------------------------------------------------------------------------------
Year ended October 31,               2000     1999      1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $8.38    $8.85     $8.81    $8.74    $8.92
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income            .56(a)   .55(a)    .59(a)      .66      .64
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                      (.02)    (.40)       .07      .06    (.17)
--------------------------------------------------------------------------------
  Total from investment operations    .54      .15       .66      .72      .47
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income             (.58)    (.62)     (.62)    (.65)    (.65)
--------------------------------------------------------------------------------
Total distributions                 (.58)    (.62)     (.62)    (.65)    (.65)
--------------------------------------------------------------------------------
Net asset value, end of period      $8.34    $8.38     $8.85    $8.81    $8.74
--------------------------------------------------------------------------------
Total return (%)                     6.78     1.81      7.75     8.60     5.56
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                         4        3         4        6        5
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        .55      .60       .57      .60      .59
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .54      .59       .57      .60      .59
--------------------------------------------------------------------------------
Ratio of net investment income (%)   6.84     6.47      6.73     7.52     7.35
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           193      177       150      261      391
--------------------------------------------------------------------------------


(a)      Based on monthly average shares outstanding during the period.

Special Features

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates and (ii) Class I shares of any other mutual fund listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I Shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

May 29, 2001